Income taxes - Summary of reconciliation of income tax expense calculated at statutory rate and recognized in profit or loss explanatory (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Net income before tax	€ 22,552	€ 47,196	€ 17,790
Applicable tax rate	14.30%	14.30%	14.40%
Tax expense applying the Company tax rate	€ (3,223)	€ (6,744)	€ (2,562)
Effect of tax losses and tax offsets not recognized as deferred tax assets	2,725	(2,276)	1,134
Effect on recognition of deferred tax assets, on previous unused tax losses and tax offsets	15,066
Changes in estimates related to prior years	547	1,245	187
Effect of non-deductible expenses	(779)	(1,337)	(3,020)
Effect of non-taxable remeasurement of previously held equity-accounted investee			1,116
Effect of difference to the Company tax rate	(1,752)	517	854
Other effects	676	(956)	292
Tax step-up write-down	(2,200)	(3,000)	(5,300)
Income tax benefit (expense)	€ 11,060	€ (12,551)	€ (7,299)
Effective tax rate	(49.00%)	26.60%	41.00%